Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)
8. Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit)
Redeemable Convertible Preferred Stock
In February 2025, one investor elected to voluntarily convert 21,783 shares of the Series B redeemable convertible preferred stock into common stock. In March 2025, UCSF elected to exercise the Participation Right, and the Company settled the Participation Right in full in April 2025 through the issuance of 2,509,446 Series B shares for cash proceeds of $22.2 million, and the amount credited to redeemable convertible preferred stock included the settlement date fair value of the participation right liability of $3.8 million.

In August 2025, the Company’s outstanding redeemable convertible preferred stock was converted into common stock , immediately before the Closing of the de-SPAC
Transaction discussed in Note 3. As of December 31, 2024, the redeemable convertible preferred stock consisted of the following balances (in thousands, except share and per share amounts):

	As of December 31, 2024
	Shares Authorized	Shares Issued and Outstanding	Original Issue Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series Seed	800,061	800,061	$1.2508	$1,001	$1,001
Series A	13,001,634	13,001,634	$11.2467	125,637	146,226
Series B	22,585,007	22,585,007	$8.8554	196,720	200,000

Total	36,386,702	36,386,702		$323,358	$347,227

Prior to the August 2025 conversion, the holders of the redeemable convertible preferred stock were entitled to different rights, preferences, privileges, and restrictions regarding voting, dividends, liquidation, conversion, and redemption.
Voting Rights
Each share of the redeemable convertible preferred stock had voting rights equal to the number of shares of common stock into which it was convertible. The holders of redeemable convertible preferred stock voted together with the holders of common stock as a single class.
Dividends
The holders of the redeemable convertible preferred stock were entitled to receive noncumulative dividends at an annual rate of 8.0% of the original issuance price per share of the respective series when declared by the Company’s Board prior and in preference to any dividends on common stock. The holders of the redeemable convertible preferred stock had priority and were entitled to participate in any distributions to the holders of common stock on an
as-converted
basis. No dividends have been declared or paid by the Company since its inception and through December 31, 2025.
Redemption
Shares of the redeemable convertible preferred stock were contingently redeemable upon the occurrence of certain change in control events that were outside the Company’s control, including a sale, lease, transfer, or other disposition of all or substantially all of the Company’s assets, merger with a special purpose acquisition company or with a public company (“Deemed Liquidation Event”). The following stockholders group were each required to vote to initiate or waive such redemption: (i) the holders of a majority of the then outstanding shares of the redeemable convertible preferred stock, voting together as a single class on an as-converted
into common stock basis (“Requisite Holders”), and (ii) the holders of a majority of the then outstanding shares of the Series B, voting as a separate class (“Requisite Series B Holders”). Subsequent adjustments to the carrying values of the liquidation preferences were only required to be made if it became probable that such a liquidation event would occur. No subsequent measurement adjustments were recorded through August 2025.

Liquidation Preference
In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, and upon a Deemed Liquidation Event, the holders of the redeemable convertible preferred stock were entitled to receive, with equal priority among them, prior and in preference to any distribution of any of the Company’s assets to the holders of common stock, an amount equal to the greater of (a) the original issue price per share of redeemable convertible preferred stock of the respective series then outstanding, plus any declared or accrued but unpaid dividends, or (b) an amount payable on an as-converted
into common stock basis. After payment of the preferential amounts to the holders of the redeemable convertible preferred stock, the remaining assets of the Company available for distribution were to be distributed among the holders of common stock in proportion to the number of shares then held.
Conversion Rights
At the option of the holder, each share of the redeemable convertible preferred stock was convertible at any time into such number of shares of common stock as determined by dividing the original issue price per share of the respective series by the applicable conversion price. The initial conversion price per share was equal to the original issue price per share of the respective series. The conversion price of the redeemable convertible preferred stock was subject to adjustments for recapitalizations and under anti-dilution provisions contained in the Company’s amended and restated certificate of incorporation.
All outstanding shares of the redeemable convertible preferred stock were subject to automatic conversion into shares of common stock, at the applicable conversion price, upon either of the following: (a) the closing of the sale of shares of common stock at a price per share of at least $17.7109, as adjusted to reflect the Consideration Ratio, in a firm-commitment underwritten public offering under the Securities Act of 1933, as amended, resulting in at least $100.0 million of proceeds to the Company, net of the underwriting discount and commissions, and on a qualified stock exchange, or (b) the date and time, or the occurrence of an event, specified by the Requisite Holders and the Requisite Series B Holders, voting or consenting as two separate groups.
Common Stock
Amendment to Certificate of Incorporation
In April 2025, the Company amended and restated its certificate of incorporation to increase the authorized redeemable convertible preferred stock from 36,386,702 to 38,896,148 shares and the authorized common stock from 41,341,250 to 44,008,427 shares.
In August 2025, in connection with the
de-SPAC
Transaction, the Company filed a new certificate of incorporation that authorized the issuance of up to 510,000,000 shares with a par value of $0.0001 per share, including 500,000,000 shares of common stock, and 10,000,000 shares of undesignated preferred stock.

Shares Reserved for Issuance
The Company had the following shares reserved for issuance:

	December 31,	December 31,
	2025	2024
Common stock options issued and outstanding	9,035,498	3,641,671
Redeemable convertible preferred stock on an as-converted into common stock basis	—	36,386,702
Shares available for issuance under the stock option and incentive plan	459,417	474,374
Shares available for issuance under the employee stock purchase plan	895,607	—
Shares available for issuance under the inducement plan	1,046,940	—
Shares issuable under the participation right	—	2,509,446

Total	11,437,462	43,012,193